Notes to Consolidated Statements of Cash flows - Summary of Movements In Net Debt (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	¥ 44,878,070	¥ 53,126,534	¥ 44,813,266
Cash flows	10,019,837	(11,326,477)	5,831,708
Redemption of convertible promissory note			(3,697,127)
Acquisition of subsidiaries	8,612
Acquisitions-leases	217,279	273,778	600,760
Disposals-leases	(53,727)	(170,878)	(75,850)
Foreign exchange adjustments	341,312	473,751	2,611,224
Accrued expense	2,180,109	2,501,362	3,042,553
Ending Balance	57,591,492	44,878,070	53,126,534
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	38,823,284	36,915,513	25,927,417
Cash flows	10,360,632	349,881	8,795,125
Foreign exchange adjustments	253,081	15,441	817,311
Accrued expense	1,677,578	1,542,449	1,375,660
Ending Balance	51,114,575	38,823,284	36,915,513
Bond payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		2,143,348
Cash flows		(2,298,222)	2,010,782
Foreign exchange adjustments		79,167	75,299
Accrued expense		75,707	57,267
Ending Balance			2,143,348
Convertible promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	5,650,268	5,164,139	10,669,498
Cash flows	(51,180)	(50,900)	(3,863,265)
Redemption of convertible promissory note			(3,697,127)
Foreign exchange adjustments	88,231	89,012	1,009,422
Accrued expense	486,731	448,017	1,045,611
Ending Balance	6,174,050	5,650,268	5,164,139
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	404,518	760,626	811,248
Cash flows	(289,615)	(486,942)	(617,800)
Acquisition of subsidiaries	8,612
Acquisitions-leases	217,279	273,778	600,760
Disposals-leases	(53,727)	(170,878)	(75,850)
Accrued expense	15,800	27,934	42,268
Ending Balance	¥ 302,867	404,518	760,626
Optionally convertible promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		8,142,908	7,405,103
Cash flows		(8,840,294)	(493,134)
Foreign exchange adjustments		290,131	709,192
Accrued expense		¥ 407,255	521,747
Ending Balance			¥ 8,142,908